Derivative Instruments (Tables)	12 Months Ended
Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Total Outstanding Notional Amount and Fair Value of Derivative Instruments

The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2015 and 2014.

				Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2015		31 March 2014
	31 March 2015	31 March 2014	Assets	Liabilities	Assets	Liabilities
Derivatives accounted for as hedges
Foreign currency forward contracts	$-	$9.7	$-	$-	$0.5	$-

Derivatives not accounted for as hedges
Interest rate swap contracts	125.0	125.0	-	3.1	-	0.5
Foreign currency forward contracts	3.6	124.0	-	0.2	1.8	-

Total	$128.6	$258.7	$-	$3.3	$2.3	$0.5